Jun. 02, 2015
Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

CASH II SHARES (TICKER MODXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JUNE 2, 2015

Federated Municipal Obligations Fund (MOF) is entering into an Agreement and Plan of Reorganization (the "Reorganization") providing for: (i) the transfer of all or substantially all of the assets of Federated Municipal Cash Series (the "MCS Shares") in exchange solely for Cash II Shares of MOF; (ii) the distribution of Cash II Shares of MOF to the holders of the outstanding MCS Shares; and (iii) the liquidation and termination of MCS Shares upon the terms and conditions set forth in the Reorganization.

Shareholder approval is not required to effect the Reorganization. Accordingly, after the Reorganization, which is expected to occur at the close of business on or about December 11, 2015, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus.